Leases - Carrying amounts of right-of use assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		$ 34,316,217	$ 34,128,766
Additions		9,210,858	5,253,374
Modifications		1,404,499
Disposals		(5,536)	(17,742)
Foreign exchange effect		(5)	795
Depreciation on right of use assets	$ (265,389)	(5,462,625)	(5,048,976)	$ (4,702,971)
Balance at the end	$ 1,917,235	39,463,408	34,316,217	34,128,766
Finance pre-delivery payments of aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		33,406,490	33,312,089
Additions		8,869,694	4,876,071
Modifications		1,221,718
Disposals			(17,742)
Depreciation on right of use assets		(5,124,774)	(4,763,928)
Balance at the end		38,373,128	33,406,490	33,312,089
Aircraft Spare engines
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		829,200	677,198
Additions		59,374	362,081
Modifications		42,267
Depreciation on right of use assets		(235,732)	(210,079)
Balance at the end		695,109	829,200	677,198
Land and building leases
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		80,527	139,479
Additions		281,790	15,222
Modifications		140,514
Disposals		(5,536)
Foreign exchange effect		(5)	795
Depreciation on right of use assets		(102,119)	(74,969)
Balance at the end		$ 395,171	$ 80,527	$ 139,479